Supplement dated June 30, 2020 to the Currently Effective Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective as of May 1, 2020, each Fund's Statutory Prospectus is amended as set forth below, as applicable.

1.In each Fund's Statutory Prospectus, the first bullet in the section entitled "How to Buy, Sell and Exchange Fund Shares—How to Buy Shares—Reducing or Waiving Class A's and Class C's Sales Charges" is deleted and replaced with the following:

∙Use your Rights of Accumulation, which allow you or an eligible group of related investors to combine the value of a new purchase of Class A shares of any PGIM Fund with (1) the current value of Class A, Class B and Class C, and any other PGIM Fund share class (when used in retail brokerage or advisory programs) you or the eligible group of related investors already own,

(2) the value of money market shares (other than Direct Purchase money market shares) you or an eligible group of related investors have received for shares of other PGIM Funds in an exchange transaction, and (3) the value of the shares you or an eligible group of related investors are purchasing; or

2.In each Fund's Statutory Prospectus, the section entitled "Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries" is deleted and replaced with the following:

APPENDIX A: WAIVERS AND DISCOUNTS AVAILABLE FROM CERTAIN FINANCIAL INTERMEDIARIES

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (CDSC) waivers (i.e., back-end), which are discussed below. In all instances, it is the purchaser's responsibility to notify the Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through the applicable intermediary to receive these waivers or discounts.

Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, as applicable, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

⬛Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

⬛Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)

⬛Shares purchased through a Merrill Lynch affiliated investment advisory program

⬛Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch's policies relating to sales load discounts and waivers

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⬛Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform

⬛Shares of funds purchased through the Merrill Edge Self-Directed platform

⬛Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

⬛Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch's policies relating to sales load discounts and waivers

⬛Employees and registered representatives of Merrill Lynch or its affiliates and their family members

⬛Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus

⬛Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch's account maintenance fees are not eligible for reinstatement

CDSC Waivers on Class A, B and C Shares available at Merrill Lynch

⬛Death or disability of the shareholder

⬛Shares sold as part of a systematic withdrawal plan as described in this Prospectus

⬛Return of excess contributions from an IRA Account

⬛Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

⬛Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

⬛Shares acquired through a Right of Reinstatement

⬛Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and C shares only)

⬛Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch's policies relating to sales load discounts and waivers

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

⬛Breakpoints as described in this Prospectus

⬛Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund's Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

⬛Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time

Morgan Stanley Wealth Management

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and be more limited than those disclosed elsewhere in this Fund's Prospectus or SAI.

Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management

⬛Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer- sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

⬛Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules

⬛Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

⬛Shares purchased through a Morgan Stanley self-directed brokerage account

⬛Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management's share class conversion program

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⬛Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Ameriprise Financial

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial

Shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.

⬛Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer- sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

⬛Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

⬛Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial's platform (if an Advisory or similar share class for such investment advisory program is not available).

⬛Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

⬛Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

⬛Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

⬛Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings

Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

⬛Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and

(3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Raymond James & Associates, Inc., Raymond James Financial Services and each entity's affiliates ("Raymond James")

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

⬛Shares purchased in an investment advisory program.

⬛Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

⬛Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

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⬛Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and

(3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

⬛A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

⬛Death or disability of the shareholder.

⬛Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus.

⬛Return of excess contributions from an IRA Account.

⬛Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund's Prospectus.

⬛Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

⬛Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent

⬛Breakpoints as described in this Prospectus.

⬛Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

⬛Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward Jones

Sales Waivers and Reductions in Sales Charges

Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from breakpoints and waivers described elsewhere in this Fund's Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Fund or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

Breakpoints

Rights of Accumulation (ROA)

∙The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any no-load money market funds and retirement plan share classes) of PGIM Funds held by the shareholder or in an account grouped by Edward Jones with certain other related accounts for the purpose of providing certain pricing considerations ("pricing groups"). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.

∙ROA is determined by calculating the higher of cost or market value (current shares x NAV).

Letter of Intent (LOI)

∙Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the

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front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

∙Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good- standing.

∙Shares purchased in an Edward Jones fee-based program.

∙Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

∙Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

∙Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

∙Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (CDSC) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

∙The death or disability of the shareholder

∙Systematic withdrawals with up to 10% per year of the account value

∙Return of excess contributions from an Individual Retirement Account (IRA)

∙Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

∙Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

∙Shares exchanged in an Edward Jones fee-based program

∙Shares acquired through NAV reinstatement

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Other Important Information

1.1Minimum Purchase Amounts (Class A and Class C shares)

∙$250 initial purchase minimum

∙$50 subsequent purchase minimum

1.2Minimum Balances

∙Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o A fee-based account held on an Edward Jones platform o A 529 account held on an Edward Jones platform

o An account with an active systematic investment plan or letter of intent (LOI)

1.3Changing Share Classes

∙Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares or such other share class based on Edward Jones' policy.

Janney Montgomery Scott LLC ("Janney")

Shareholders purchasing Fund shares through a Janney account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Janney

∙Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

∙Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

∙Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

∙Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.

Sales charge waivers on Class A and C shares available at Janney

∙Shares sold upon the death or disability of the shareholder.

∙Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus.

∙Shares purchased in connection with a return of excess contributions from an IRA account.

∙Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund's Prospectus.

∙Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

∙Shares acquired through a right of reinstatement.

Front-end load discounts available at Janney: breakpoints, and/or rights of accumulation

∙Breakpoints as described in the Fund's Prospectus.

∙Rights of accumulation ("ROA"), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Fund family assets held by accounts within the purchaser's household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

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PGIM FUNDS
The Prudential Investment Portfolios, Inc.	Prudential Investment Portfolios, Inc. 15
PGIM Balanced Fund	PGIM High Yield Fund
PGIM Jennison Focused Value Fund	PGIM Short Duration High Yield Income Fund
PGIM Jennison Growth Fund	Prudential Investment Portfolios 16
Prudential Investment Portfolios 3	PGIM Income Builder Fund
PGIM Global Dynamic Bond Fund	Prudential Investment Portfolios, Inc. 17
PGIM Jennison Focused Growth Fund	PGIM Short Duration Multi-Sector Bond Fund
PGIM QMA Global Tactical Allocation Fund	PGIM Total Return Bond Fund
PGIM QMA Large-Cap Value Fund	Prudential Investment Portfolios 18
PGIM Real Assets Fund	PGIM Jennison 20/20 Focus Fund
PGIM Strategic Bond Fund	PGIM Jennison MLP Fund
Prudential Investment Portfolios 4	Prudential Global Total Return Fund, Inc.
PGIM Muni High Income Fund	PGIM Global Total Return Fund
Prudential Investment Portfolios 5	PGIM Global Total Return (USD Hedged) Fund
PGIM Jennison Diversified Growth Fund	Prudential Jennison Blend Fund, Inc.
PGIM Jennison Rising Dividend Fund	PGIM Jennison Blend Fund
Prudential Investment Portfolios 6	Prudential Jennison Mid-Cap Growth Fund, Inc.
PGIM California Muni Income Fund	PGIM Jennison Mid-Cap Growth Fund
Prudential Investment Portfolios 7	Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Value Fund	PGIM Jennison Natural Resources Fund
Prudential Investment Portfolios 8	Prudential Jennison Small Company Fund, Inc.
PGIM QMA Stock Index Fund	PGIM Jennison Small Company Fund
PGIM Securitized Credit Fund	Prudential National Muni Fund, Inc.
Prudential Investment Portfolios 9	PGIM National Muni Fund
PGIM Absolute Return Bond Fund	Prudential Sector Funds, Inc.
PGIM International Bond Fund	PGIM Jennison Financial Services Fund
PGIM QMA Large-Cap Core Equity Fund	PGIM Jennison Health Sciences Fund
PGIM Real Estate Income Fund	PGIM Jennison Utility Fund
PGIM Select Real Estate Fund	Prudential Short-Term Corporate Bond Fund, Inc.
Prudential Investment Portfolios, Inc. 10	PGIM Short-Term Corporate Bond Fund
PGIM Jennison Global Equity Income Fund	Prudential World Fund, Inc.
PGIM QMA Mid-Cap Value Fund	PGIM Emerging Markets Debt Hard Currency Fund
Prudential Investment Portfolios 12	PGIM Emerging Markets Debt Local Currency Fund
PGIM Global Real Estate Fund	PGIM Jennison Emerging Markets Equity Opportunities
PGIM Jennison Technology Fund	Fund
PGIM QMA Large-Cap Core Equity PLUS Fund	PGIM Jennison Global Infrastructure Fund
PGIM QMA Long-Short Equity Fund	PGIM Jennison Global Opportunities Fund
PGIM Short Duration Muni Fund	PGIM Jennison International Opportunities Fund
PGIM US Real Estate Fund	PGIM QMA International Equity Fund
Prudential Government Money Market Fund, Inc.	The Target Portfolio Trust
PGIM Government Money Market Fund	PGIM Core Bond Fund
Prudential Investment Portfolios, Inc. 14	PGIM Corporate Bond Fund
PGIM Floating Rate Income Fund	PGIM QMA Small-Cap Value Fund
PGIM Government Income Fund

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